Commitments and Contingencies - Future Minimum Lease Payments, Including Principal and Interest (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012
Commitments [Line Items]
Fiscal 2013	$ 2,764
Fiscal 2014	2,822
Fiscal 2015	2,883
Fiscal 2016	3,054
Fiscal 2017	3,119
Thereafter	3,225
Total minimum payments	17,867
Less-amount representing interest	(4,956)
Total	$ 12,911